RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Office Building Lease		$ 2,059	$ 2,892	$ 3,934
Cash payment for the acquisition of subsidiaries				627
Revenues		80,481	158,333	220,413
Data and services received		12,267	17,799	17,396
Related Party
RELATED PARTY TRANSACTIONS
Office Building Lease	$ 0
Related Party | Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Office Building Lease		159	166	155
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Management Fee Expense		281	380	415
Related Party | CIH
RELATED PARTY TRANSACTIONS
Settlement of convertible senior note			84,313
Cash payment for the acquisition of subsidiaries				627
Office building leased to		1,261	1,181	1,104
Cash payments			84,313
Related Party | Next Decade Technology Limited and Media Partner Investments Limited
RELATED PARTY TRANSACTIONS
Acquisition of ordinary shares of CIH from				51,210
Related Party | Wanli
RELATED PARTY TRANSACTIONS
Data and services received				275	$ 275
Related Party | IT service income | CIH
RELATED PARTY TRANSACTIONS
Revenues		1,116	1,162	1,087
Related Party | Software license income | CIH
RELATED PARTY TRANSACTIONS
Revenues		70	$ 73	$ 68
Related Party | Loans to related parties | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Loan		$ 4,124